Supplemental cash flow information (Details) - ZHEJIANG TIANLAN - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Income taxes paid	$ 1,726	$ 2,372
Increase (decrease) in accrued other assets	57	(269)
Increase in accrued interest expense on Facility	36	22
Reclassification of prepaid expenses to share issue costs	132	0
Increase in accrued royalty interests	12	0
Increase in share-based compensation charged to royalty interests	61	0
Increase in accrued streams and other interests	55	0
Increase in accrued share issue costs	$ 245	$ 0